INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2023	2024
Products	1,419,396	1,387,403

During the years ended December 31, 2022, 2023 and 2024, inventories were written down by RMB28,498, RMB19,910 and RMB3,887, respectively, to reflect the lower of cost and net realizable value.